Consolidated Balance Sheets (Parenthetical)		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Ordinary shares, shares authorized (in shares)		Unlimited	Unlimited
Common stock, par or stated value (per share) | $ / shares	[1]	$ 0	$ 0
Common stock, shares, issued (in shares)	[1]	50,176,485	1,656,459
Common stock, shares, outstanding (in shares)	[1]	50,176,485	1,656,459
Class A
Common stock, shares, issued (in shares)	[1]	49,045,623	525,623
Common stock, shares, outstanding (in shares)	[1]	49,045,623	525,623
Class B
Common stock, shares, issued (in shares)	[1]	1,130,862	1,130,862
Common stock, shares, outstanding (in shares)	[1]	1,130,862	1,130,862

[1]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.